EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED

Basic earnings per share (“EPS”) is computed by dividing reported earnings available to stockholders by the weighted average shares outstanding. We had net losses for the years ended December 31, 2020 and 2019 and the effect of including dilutive securities in the earnings per common share would have been anti-dilutive for the purpose of calculating EPS. Accordingly, all options, warrants, and shares potentially convertible into common shares were excluded from the calculation of diluted earnings per share for the periods ended September 30, 2021 and 2020.

	September 30, 2021	September 30, 2020
	(Unaudited)	(Unaudited)
Basic EPS
Net Loss	$(1,775,728)	$(1,185,493)
Weighted Average Shares	69,581,603	51,401,395
Basic Loss Per Share	$(0.03)	$(0.02)

	2020	2019

Basic EPS
Net Loss	$(1,602,303)	$(1,154,808)
Weighted Average Shares	51,718,895	50,693,726

Basic Loss Per Share	$(0.03)	$(0.02)